                      METLIFE INVESTORS INSURANCE COMPANY
                METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE

                        SUPPLEMENT DATED APRIL 28, 2014
                                      TO
            PROSPECTUSES DATED APRIL 28, 2008 AND NOVEMBER 9, 2006
                (RUSSELL-SELECT/CUSTOM-SELECT/NAVIGATOR-SELECT)

This Supplement revises information contained in the prospectuses dated April 28, 2008 (as supplemented) and November 9, 2006 (as supplemented) for the Russell-Select, Custom-Select and Navigator-Select Variable Annuity contracts issued by MetLife Investors Insurance Company ("we," "us," or "our"). This Supplement should be read and kept together with your contract prospectus for future reference.

The corresponding sections of the prospectus are modified as follows:

FEE TABLES AND EXAMPLES

THE NEXT TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT, NOT INCLUDING INVESTMENT PORTFOLIO FEES AND EXPENSES.
--------------------------------------------------------------------------------

        PERIODIC FEES AND EXPENSES TABLE
        CONTRACT MAINTENANCE CHARGE (Note 1)                 $30
        SEPARATE ACCOUNT ANNUAL EXPENSES
        (referred to as Separate Account Product Charges)
        (as a percentage of average account value)
         Mortality and Expense Charge*                     1.25%
         Administration Expense Charge                     0.15%
                                                           -----
         Total Separate Account Product Charges            1.40%

* For Navigator-Select contracts, we are waiving an amount of the Mortality and Expense Charge equal to the investment portfolio expenses that are in excess of 0.92% for account value allocated to the T. Rowe Price Large Cap Growth Portfolio (Class A). For Navigator-Select and Custom-Select contracts, we are waiving an amount of the Mortality and Expense Charge equal to the investment portfolio expenses that are in excess of 0.91% for account value allocated to the BlackRock Capital Appreciation Portfolio (Class A) and in excess of 0.58% for account value allocated to the T. Rowe Price Large Cap Value Portfolio (Class A).

   Note 1. During the accumulation phase, we will not charge the contract maintenance charge if the value of your account is $50,000 or more, although, if you make a complete withdrawal, we will charge the contract maintenance charge.

THE NEXT TABLE SHOWS THE MINIMUM AND MAXIMUM TOTAL OPERATING EXPENSES CHARGED BY THE INVESTMENT PORTFOLIOS THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT. CERTAIN INVESTMENT PORTFOLIOS MAY IMPOSE A REDEMPTION FEE IN THE FUTURE. MORE DETAIL CONCERNING EACH INVESTMENT PORTFOLIO'S FEES AND EXPENSES IS CONTAINED IN THE PROSPECTUSES FOR THE INVESTMENT PORTFOLIOS AND IN THE FOLLOWING TABLES.

                                                                                          Minimum Maximum
Total Annual Investment Portfolio Operating Expenses                                       0.27%   1.20%
(expenses that are deducted from investment portfolio assets, including management fees, distribution and/or service (12b-1) fees, and other expenses)

INVESTMENT PORTFOLIO EXPENSES
(as a percentage of average daily net assets of an investment portfolio)

                                                                Distribution            Acquired Total
                                                                and/or                  Fund     Annual    Fee Waiver
                                                     Management Service(12b-1) Other    Fees and Operating and/or Expense
                                                     Fee        Fees           Expenses Expenses Expenses  Reimbursement
--------------------------------------------------------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS (INVESCO
 VARIABLE INSURANCE FUNDS) -- SERIES I
  Invesco V.I. International Growth Fund               0.71%           --       0.31%    0.01%     1.03%       0.01%
FIDELITY(R) VARIABLE INSURANCE PRODUCTS --
 SERVICE CLASS 2
  Equity-Income Portfolio                              0.45%        0.25%       0.10%    0.02%     0.82%          --
FRANKLIN TEMPLETON VARIABLE INSURANCE
 PRODUCTS TRUST -- CLASS 1
  Templeton Foreign VIP Fund                           0.64%           --       0.14%       --     0.78%          --
MET INVESTORS SERIES TRUST
  Clarion Global Real Estate Portfolio -- Class A      0.60%           --       0.05%       --     0.65%          --
  ClearBridge Aggressive Growth Portfolio --
   Class A                                             0.59%           --       0.02%       --     0.61%       0.00%
  Invesco Comstock Portfolio -- Class B                0.57%        0.25%       0.02%       --     0.84%       0.02%
  Invesco Mid Cap Value Portfolio -- Class A           0.65%           --       0.05%    0.08%     0.78%       0.02%
  Invesco Small Cap Growth Portfolio -- Class A        0.85%           --       0.02%       --     0.87%       0.02%
  Lord Abbett Bond Debenture Portfolio --
   Class A                                             0.51%           --       0.03%       --     0.54%          --
  MFS(R) Emerging Markets Equity Portfolio --
   Class A                                             0.87%           --       0.15%       --     1.02%       0.01%
  MFS(R) Research International Portfolio --
   Class A                                             0.68%           --       0.07%       --     0.75%       0.06%
  Morgan Stanley Mid Cap Growth Portfolio --
   Class A                                             0.64%           --       0.05%       --     0.69%       0.01%
  PIMCO Total Return Portfolio -- Class A              0.48%           --       0.03%       --     0.51%          --
  Pioneer Fund Portfolio -- Class A                    0.65%           --       0.05%       --     0.70%       0.04%
  T. Rowe Price Large Cap Value Portfolio --
   Class A                                             0.57%           --       0.02%       --     0.59%          --
  T. Rowe Price Mid Cap Growth Portfolio --
   Class B                                             0.75%        0.25%       0.03%       --     1.03%          --
  Third Avenue Small Cap Value Portfolio --
   Class B                                             0.73%        0.25%       0.03%       --     1.01%       0.02%
METROPOLITAN SERIES FUND
  Baillie Gifford International Stock Portfolio --
   Class B                                             0.79%        0.25%       0.08%       --     1.12%       0.12%
  BlackRock Bond Income Portfolio -- Class A           0.33%           --       0.02%       --     0.35%       0.00%
  BlackRock Capital Appreciation Portfolio --
   Class A                                             0.69%           --       0.02%       --     0.71%       0.01%
  BlackRock Money Market Portfolio -- Class A          0.33%           --       0.02%       --     0.35%       0.02%
  Jennison Growth Portfolio -- Class A                 0.60%           --       0.02%       --     0.62%       0.07%
  Loomis Sayles Small Cap Growth Portfolio --
   Class B                                             0.90%        0.25%       0.05%       --     1.20%       0.09%
  MetLife Stock Index Portfolio -- Class A             0.25%           --       0.02%       --     0.27%       0.01%
  Neuberger Berman Genesis Portfolio --
   Class A                                             0.80%           --       0.03%       --     0.83%       0.01%
  T. Rowe Price Large Cap Growth Portfolio --
   Class A                                             0.60%           --       0.03%       --     0.63%       0.01%
  T. Rowe Price Small Cap Growth Portfolio --
   Class A                                             0.48%           --       0.04%       --     0.52%          --
  Western Asset Management Strategic Bond
   Opportunities Portfolio -- Class A                  0.60%           --       0.06%       --     0.66%       0.04%
  WMC Core Equity Opportunities Portfolio --
   Class E                                             0.70%        0.15%       0.02%       --     0.87%       0.11%

                                                     Net Total
                                                     Annual
                                                     Operating
                                                     Expenses
--------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS (INVESCO
 VARIABLE INSURANCE FUNDS) -- SERIES I
  Invesco V.I. International Growth Fund               1.02%
FIDELITY(R) VARIABLE INSURANCE PRODUCTS --
 SERVICE CLASS 2
  Equity-Income Portfolio                              0.82%
FRANKLIN TEMPLETON VARIABLE INSURANCE
 PRODUCTS TRUST -- CLASS 1
  Templeton Foreign VIP Fund                           0.78%
MET INVESTORS SERIES TRUST
  Clarion Global Real Estate Portfolio -- Class A      0.65%
  ClearBridge Aggressive Growth Portfolio --
   Class A                                             0.61%
  Invesco Comstock Portfolio -- Class B                0.82%
  Invesco Mid Cap Value Portfolio -- Class A           0.76%
  Invesco Small Cap Growth Portfolio -- Class A        0.85%
  Lord Abbett Bond Debenture Portfolio --
   Class A                                             0.54%
  MFS(R) Emerging Markets Equity Portfolio --
   Class A                                             1.01%
  MFS(R) Research International Portfolio --
   Class A                                             0.69%
  Morgan Stanley Mid Cap Growth Portfolio --
   Class A                                             0.68%
  PIMCO Total Return Portfolio -- Class A              0.51%
  Pioneer Fund Portfolio -- Class A                    0.66%
  T. Rowe Price Large Cap Value Portfolio --
   Class A                                             0.59%
  T. Rowe Price Mid Cap Growth Portfolio --
   Class B                                             1.03%
  Third Avenue Small Cap Value Portfolio --
   Class B                                             0.99%
METROPOLITAN SERIES FUND
  Baillie Gifford International Stock Portfolio --
   Class B                                             1.00%
  BlackRock Bond Income Portfolio -- Class A           0.35%
  BlackRock Capital Appreciation Portfolio --
   Class A                                             0.70%
  BlackRock Money Market Portfolio -- Class A          0.33%
  Jennison Growth Portfolio -- Class A                 0.55%
  Loomis Sayles Small Cap Growth Portfolio --
   Class B                                             1.11%
  MetLife Stock Index Portfolio -- Class A             0.26%
  Neuberger Berman Genesis Portfolio --
   Class A                                             0.82%
  T. Rowe Price Large Cap Growth Portfolio --
   Class A                                             0.62%
  T. Rowe Price Small Cap Growth Portfolio --
   Class A                                             0.52%
  Western Asset Management Strategic Bond
   Opportunities Portfolio -- Class A                  0.62%
  WMC Core Equity Opportunities Portfolio --
   Class E                                             0.76%

                                                      Distribution            Acquired Total                    Net Total
                                                      and/or                  Fund     Annual    Fee Waiver     Annual
                                           Management Service(12b-1) Other    Fees and Operating and/or Expense Operating
                                           Fee        Fees           Expenses Expenses Expenses  Reimbursement  Expenses
-------------------------------------------------------------------------------------------------------------------------
PIMCO VARIABLE INSURANCE TRUST --
 ADMINISTRATIVE CLASS
  PIMCO High Yield Portfolio                 0.60%        0.15%          --       --     0.75%          --        0.75%
  PIMCO Low Duration Portfolio               0.50%        0.15%          --       --     0.65%          --        0.65%
PUTNAM VARIABLE TRUST -- CLASS IA
  Putnam VT Multi-Cap Growth Fund            0.56%           --       0.16%       --     0.72%          --        0.72%
RUSSELL INVESTMENT FUNDS
  Aggressive Equity Fund                     0.90%           --       0.15%    0.00%     1.05%       0.05%        1.00%
  Core Bond Fund                             0.55%           --       0.13%    0.01%     0.69%       0.05%        0.64%
  Global Real Estate Securities Fund         0.80%           --       0.13%    0.00%     0.93%          --        0.93%
  Multi-Style Equity Fund                    0.73%           --       0.11%    0.00%     0.84%          --        0.84%
  Non-U.S. Fund                              0.90%           --       0.14%    0.00%     1.04%       0.05%        0.99%
MET INVESTORS SERIES TRUST -- CLASS B
  MetLife Asset Allocation 100 Portfolio     0.07%        0.25%       0.01%    0.70%     1.03%          --        1.03%
  SSgA Growth and Income ETF Portfolio       0.30%        0.25%       0.01%    0.23%     0.79%          --        0.79%
  SSgA Growth ETF Portfolio                  0.32%        0.25%       0.01%    0.25%     0.83%          --        0.83%
METROPOLITAN SERIES FUND -- CLASS B
  MetLife Asset Allocation 20 Portfolio      0.09%        0.25%       0.02%    0.52%     0.88%       0.01%        0.87%
  MetLife Asset Allocation 40 Portfolio      0.07%        0.25%       0.01%    0.57%     0.90%          --        0.90%
  MetLife Asset Allocation 60 Portfolio      0.06%        0.25%          --    0.62%     0.93%          --        0.93%
  MetLife Asset Allocation 80 Portfolio      0.06%        0.25%       0.01%    0.66%     0.98%          --        0.98%

The information shown in the table above was provided by the investment portfolios and we have not independently verified that information. Net Total Annual Operating Expenses shown in the table reflect any current fee waiver or expense reimbursement arrangement that will remain in effect for a period of at least one year from the date of the investment portfolio's 2014 prospectus. "0.00%" in the Fee Waiver and/or Expense Reimbursement column indicates that there is such an arrangement in effect for the investment portfolio, but that the expenses of the investment portfolio are below the level that would trigger the waiver or reimbursement. Fee waiver and expense reimbursement arrangements with a duration of less than one year, or arrangements that may be terminated without the consent of the investment portfolio's board of directors or trustees, are not shown.

Certain investment portfolios that have "Acquired Fund Fees and Expenses" are "funds of funds." A fund of funds invests substantially all of its assets in other underlying funds. Because the investment portfolio invests in other funds, it will bear its pro rata portion of the operating expenses of those underlying funds, including the management fee.

INVESTMENT OPTIONS

The contract offers the INVESTMENT PORTFOLIOS which are listed below for allocation of purchase payments and transfers. CERTAIN PORTFOLIOS LISTED BELOW MAY NOT BE AVAILABLE WITH YOUR CONTRACT. APPENDIX B - PART 2 CONTAINS A LIST OF THE PORTFOLIOS AVAILABLE WITH YOUR CONTRACT. You can only invest in 15 investment portfolios at any one time. Additional investment portfolios may be available in the future.

YOU SHOULD READ THE PROSPECTUSES FOR THESE FUNDS CAREFULLY. YOU CAN OBTAIN COPIES OF THE FUND PROSPECTUSES BY CALLING OR WRITING TO US AT METLIFE INVESTORS INSURANCE COMPANY, ANNUITY SERVICE OFFICE, P.O. BOX 10366, DES MOINES, IOWA 50306-0366, (800) 343-8496. YOU CAN ALSO OBTAIN INFORMATION ABOUT THE FUNDS (INCLUDING A COPY OF THE STATEMENT OF ADDITIONAL INFORMATION) BY ACCESSING THE SECURITIES & EXCHANGE COMMISSION WEBSITE AT HTTP://WWW.SEC.GOV. APPENDIX B CONTAINS A SUMMARY OF THE NAMES OF THE INVESTMENT ADVISERS AND SUBADVISERS OF THE INVESTMENT PORTFOLIOS AND THEIR INVESTMENT OBJECTIVES AND STRATEGIES.

WE DO NOT PROVIDE ANY INVESTMENT ADVICE AND DO NOT RECOMMEND OR ENDORSE ANY PARTICULAR INVESTMENT PORTFOLIO. YOU BEAR THE RISK OF ANY DECLINE IN THE ACCOUNT VALUE OF YOUR CONTRACT RESULTING FROM THE PERFORMANCE OF THE INVESTMENT PORTFOLIOS YOU HAVE CHOSEN.

AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS) -- SERIES I

 Invesco V.I. International Growth Fund

FIDELITY(R) VARIABLE INSURANCE PRODUCTS -- SERVICE CLASS 2

 Equity-Income Portfolio

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST -- CLASS 1

 Templeton Foreign VIP Fund (formerly Templeton Foreign Securities Fund)

MET INVESTORS SERIES TRUST

 Clarion Global Real Estate Portfolio -- Class A
 Clear Bridge Aggressive Growth Portfolio -- Class A
 Invesco Comstock Portfolio -- Class B
 Invesco Mid Cap Value Portfolio -- Class A (formerly Lord Abbett Mid Cap Value
   Portfolio)
 Invesco Small Cap Growth Portfolio -- Class A
 Lord Abbett Bond Debenture Portfolio -- Class A
 MFS(R) Emerging Markets Equity Portfolio -- Class A
 MFS(R) Research International Portfolio -- Class A
 Morgan Stanley Mid Cap Growth Portfolio -- Class A
 PIMCO Total Return Portfolio -- Class A
 Pioneer Fund Portfolio -- Class A
 T. Rowe Price Large Cap Value Portfolio -- Class A
 T. Rowe Price Mid Cap Growth Portfolio -- Class B
 Third Avenue Small Cap Value Portfolio -- Class B

METROPOLITAN SERIES FUND

 Baillie Gifford International Stock Portfolio -- Class B
 BlackRock Bond Income Portfolio -- Class A
 BlackRock Capital Appreciation Portfolio -- Class A
 BlackRock Money Market Portfolio -- Class A
 Jennison Growth Portfolio -- Class A
 Loomis Sayles Small Cap Growth Portfolio -- Class B
 MetLife Stock Index Portfolio -- Class A
 Neuberger Berman Genesis Portfolio -- Class A
 T. Rowe Price Large Cap Growth Portfolio -- Class A
 T. Rowe Price Small Cap Growth Portfolio -- Class A
 Western Asset Management Strategic Bond Opportunities Portfolio -- Class A WMC Core Equity Opportunities Portfolio -- Class E (formerly Davis Venture
   Value Portfolio)

PIMCO VARIABLE INSURANCE TRUST -- ADMINISTRATIVE CLASS

 PIMCO High Yield Portfolio
 PIMCO Low Duration Portfolio

PUTNAM VARIABLE TRUST -- CLASS IA

 Putnam VT Multi-Cap Growth Fund

RUSSELL INVESTMENT FUNDS

 Aggressive Equity Fund
 Core Bond Fund
 Global Real Estate Securities Fund
 Multi-Style Equity Fund
 Non-U.S. Fund

MET INVESTORS SERIES TRUST -- CLASS B

 MetLife Asset Allocation 100 Portfolio (formerly MetLife Aggressive Strategy
   Portfolio)
 SSgA Growth and Income ETF Portfolio
 SSgA Growth ETF Portfolio

METROPOLITAN SERIES FUND -- CLASS B

 MetLife Asset Allocation 20 Portfolio
 MetLife Asset Allocation 40 Portfolio
 MetLife Asset Allocation 60 Portfolio
 MetLife Asset Allocation 80 Portfolio

OTHER INFORMATION

METLIFE INVESTORS

In 2013, MetLife, Inc. announced its plans to merge MetLife Investors, MetLife Investors USA Insurance Company (MetLife Investors USA), MetLife Insurance Company of Connecticut (MetLife of Connecticut), and Exeter Reassurance Company, Ltd. (Exeter Reassurance), to create one larger U.S.-based and U.S.-regulated life insurance company. MetLife Investors USA and MetLife of Connecticut, like MetLife Investors, are U.S. insurance companies that issue variable insurance products in addition to other products. Exeter Reassurance is a direct subsidiary of MetLife, Inc. that mainly reinsures guarantees associated with variable annuity products issued by U.S. insurance companies that are direct or indirect subsidiaries of MetLife, Inc. MetLife of Connecticut, which is expected to be renamed and domiciled in Delaware, will be the surviving entity. These mergers are expected to occur towards the end of 2014, subject to regulatory approvals.

DISTRIBUTOR

The principal business address of MetLife Investors Distribution Company ("Distributor") has changed from 5 Park Plaza, Suite 1900, Irvine, CA 92614 to 1095 Avenue of the Americas, New York, NY 10036.

The Financial Industry Regulatory Authority ("FINRA") provides background information about broker-dealers and their registered representatives through FINRA BrokerCheck.

You may contact the FINRA BrokerCheck Hotline at 1-800-289-9999, or log on to www.finra.org. An investor brochure that includes information describing FINRA BrokerCheck is available through the Hotline or on-line.

FINANCIAL STATEMENTS

The financial statements of the Separate Account are attached. Upon request, the financial statements of MetLife Investors Insurance Company will be sent to you without charge.

DISCONTINUED INVESTMENT PORTFOLIOS. The following investment options are no longer available for allocations of new purchase payments or transfers of account value (excluding rebalancing and dollar cost averaging programs in existence at the time of closing): (a) DWS Variable Series II (formerly Scudder Variable Series II): DWS Government & Agency Securities VIP (Class A) (closed May 1, 2002); (b) Met Investors Series Trust ("MIST"): for contracts issued prior to May 1, 2003, T. Rowe Price Mid Cap Growth Portfolio (Class A) (closed May 1, 2004); (c) MIST: Third Avenue Small Cap Value Portfolio (Class A) (closed May 1, 2005).

Effective as of April 28, 2003, the General American Money Market Fund was merged into the State Street Research Money Market Portfolio of Metropolitan Series Fund, Inc. and the following investment portfolios of the Met Investors Series Trust were merged: J.P. Morgan Enhanced Index Portfolio merged into the Lord Abbett Growth and Income Portfolio; J.P. Morgan International Equity Portfolio merged into the MFS(R) Research International Portfolio; and Lord Abbett Developing Growth Portfolio merged into the Lord Abbett Growth Opportunities Portfolio.

Effective as of May 1, 2004, the following investment portfolios were replaced:
(a) AIM Variable Insurance Funds (Invesco Variable Insurance Funds) ("Invesco VI") the Invesco V.I. Premier Equity Fund (Series I) was replaced with the Lord Abbett Growth and Income Fund (Class A) of Met Investors Series Trust; (b) AllianceBernstein Variable Products Series Fund, Inc.: AllianceBernstein Premier Growth Portfolio (Class A) was replaced with the Janus Aggressive Growth Portfolio (Class A) of the Met Investors Series Trust; the AllianceBernstein Value Portfolio (Class B) (closed effective May 1, 2003) was replaced with the Lord Abbett Growth and Income Portfolio (Class B) of the Met Investors Series Trust; and the AllianceBernstein Small Cap Value Portfolio (Class B) (closed effective May 1, 2003) was replaced with the Third Avenue Small Cap Value Portfolio (Class B) of the Met Investors Series Trust; (c) American Century Variable Portfolios, Inc.: the American Century VP Income & Growth Fund (closed effective May 1, 2003) was replaced with the Lord Abbett Growth and Income Portfolio (Class A) of the Met Investors Series Trust; the American Century VP Value Fund (closed effective May 1, 2003) was replaced with the Lord Abbett Mid Cap Value Portfolio (Class A) of the Met Investors Series Trust; and the American Century VP International Fund (closed effective May 1, 2003) was replaced with the MFS(R) Research International Portfolio (Class A) of the Met Investors Series Trust; (d) Dreyfus Variable Investment Fund (Initial Shares): the Dreyfus VIF - Disciplined Stock Portfolio (closed effective May 1, 2003) and the Dreyfus VIF - Capital Appreciation Portfolio (closed effective May 1, 2003) were replaced with the Oppenheimer Capital Appreciation Portfolio (Class A) of the Met Investors Series Trust; (e) Franklin Templeton Variable Insurance Products Trust (Class 1): the Franklin Small Cap Fund (closed effective May 1, 2004) was replaced with the T. Rowe Price Small Cap Growth Portfolio (Class A) of the Metropolitan Series Fund, Inc.; and the Mutual Shares Securities Fund (closed effective May 1, 2004) was replaced with the Lord Abbett Growth and Income Portfolio (Class A) of the Met Investors Series Trust; (f) Goldman Sachs Variable Insurance Trust ("GSVIT"): the GSVIT Growth and Income Fund (closed effective May 1, 2002) was replaced with the Lord Abbett Growth and Income Fund (Class A) of the Met Investors Series Trust; and the GSVIT International Equity Fund (closed effective May 1,
2002) was replaced with the MFS(R) Research International Portfolio (Class A) of the Met Investors Series Trust; (g) INVESCO Variable Investment Funds, Inc.: the INVESCO VIF-Dynamics Fund (closed effective May 1, 2003) was replaced with the T. Rowe Price Mid-Cap Growth Portfolio (Class A) of the Met Investors Series Trust; and the INVESCO VIF-High Yield Fund (closed effective May 1,
2002) was replaced with the Lord Abbett Bond Debenture Portfolio (Class A) of Met Investors Series Trust; (h) Liberty Variable Investments: the Newport Tiger Fund, Variable Series (Class A) (closed effective May 1, 2002) was replaced with the MFS(R) Research International Portfolio (Class A) of the Met Investors Series Trust; (i) MFS(R) Variable Insurance Trust (Initial Class): MFS(R) Research Series (closed effective May 1, 2004) was replaced with the Oppenheimer Capital Appreciation Portfolio (Class A) of the Met Investors Series Trust; MFS(R) Emerging Growth Series (closed effective May 1, 2004) was replaced with the T. Rowe Price Large Cap Growth

Portfolio (Class A) of the Metropolitan Series Fund, Inc.; and the MFS(R) Strategic Income Series (closed effective May 1, 2004) was replaced with the Western Asset Management Strategic Bond Opportunities Portfolio (Class A), (formerly Salomon Brothers Strategic Bond Opportunities Portfolio) (Class A) of the Metropolitan Series Fund, Inc. (j) Oppenheimer Variable Account Funds (Initial Class): Oppenheimer Strategic Bond Fund/VA was replaced with the PIMCO Total Return Portfolio (Class A) of Met Investors Series Trust; Oppenheimer Main Street Fund/VA was replaced with the Lord Abbett Growth and Income Portfolio (Class A) of Met Investors Series Trust; Oppenheimer High Income Fund/VA was replaced with the Lord Abbett Bond Debenture Portfolio (Class A) of Met Investors Series Trust; Oppenheimer Bond Fund/VA was replaced with the State Street Research Bond Income Portfolio (Class A) of Metropolitan Series Fund, Inc.; (k) Putnam Variable Trust (Class IA): Putnam VT New Value Fund (closed effective May 1, 2003) was replaced with the Lord Abbett Growth and Income Fund (Class A) of the Met Investors Series Trust; and the Putnam VT International New Opportunities Fund (closed effective May 1, 2003) was replaced with the MFS(R) Research International Portfolio (Class A) of the Met Investors Series Trust; (l) DWS Variable Series I (formerly Scudder Variable Series I) (Class A): the DWS International Portfolio (formerly Scudder International Portfolio) (closed effective May 1, 2003) was replaced with the MFS(R) Research International Portfolio (Class A) of the Met Investors Series Trust.

Effective as of November 22, 2004, the J.P. Morgan Quality Bond Portfolio (Class A) of the Met Investors Series Trust was merged into the PIMCO Total Return Portfolio (Class A) of the Met Investors Series Trust and the J.P. Morgan Select Equity Portfolio (Class A) of the Met Investors Series Trust was merged into the Capital Guardian U.S. Equity Portfolio (Class A) of the Metropolitan Series Fund, Inc.

Effective as of May 1, 2005, the following investment portfolios were replaced:
(a) AllianceBernstein Variable Products Series Fund, Inc.: the AllianceBernstein Real Estate Investment Portfolio (Class A) was replaced with the Neuberger Berman Real Estate Portfolio (Class A) of the Met Investors Series Trust; (b) Dreyfus Variable Investment Fund: the Dreyfus Stock Index Fund (Initial Shares) (closed effective May 1, 2003) was replaced with the MetLife Stock Index Portfolio (Class A) of the Metropolitan Series Fund, Inc.;
(c) MFS(R) Variable Insurance Trust: the MFS(R) High Income Series (Initial Class) was replaced with the Lord Abbett Bond Debenture Portfolio (Class A) of the Met Investors Series Trust, the MFS(R) Investors Trust Series (Initial Class) was replaced with the Oppenheimer Capital Appreciation Portfolio (Class
A) of the Met Investors Series Trust, and the MFS(R) New Discovery Series (Initial Class) was replaced with the Met/AIM Small Cap Growth Portfolio (Class
A) of the Met Investors Series Trust; (d) Oppenheimer Variable Account Funds: the Oppenheimer Capital Appreciation Fund/VA (Class A) (closed May 1, 2004) was replaced with the Oppenheimer Capital Appreciation Portfolio (Class A) of the Met Investors Series Trust; (e) Putnam Variable Trust: the Putnam VT International Equity Fund (Class IA) was replaced with the MFS(R) Research International Portfolio (Class A) of the Met Investors Series Trust; (f) DWS Variable Series II (formerly Scudder Variable Series II) the DWS Dreman Small Cap Value Portfolio (Class A) (formerly SVS Dreman Small Cap Value Portfolio) (Class A) (closed effective May 1, 2002) was replaced with the Third Avenue Small Cap Value Portfolio (Class A) of the Met Investors Series Trust; (g) Fidelity Variable Insurance Products: the VIP High Income Portfolio (Service Class 2) was replaced with the Lord Abbett Bond Debenture Portfolio (Class B) of the Met Investors Series Trust.

Effective as of May 1, 2006, the Fidelity VIP Growth Portfolio (Service Class
2) of the Fidelity Variable Insurance Products was merged into the T. Rowe
Price Large Cap Growth Portfolio (Class B) of the Metropolitan Series Fund, Inc.

Effective as of April 30, 2007, the Met/Putnam Capital Opportunities Portfolio (Class A) of the Met Investors Series Trust merged into the Lazard Mid Cap Portfolio (Class A) of the Met Investors Series Trust.

Effective as of April 30, 2007, (a) AIM Variable Insurance Funds (Invesco Variable Insurance Funds) ("Invesco VI") Invesco V.I Capital Appreciation Fund (Series I) (closed effective May 1, 2006) was replaced with the Met Investors Series Trust: Met/AIM Capital Appreciation Portfolio (Class A); and, (b) the DWS Variable Series II: DWS Small Cap Growth VIP (Class A) (closed effective May 1, 2002) was replaced with the Metropolitan Series Fund, Inc.: T. Rowe Price Small Cap Growth Portfolio (Class A).

Effective as of April 28, 2008, the Templeton Developing Markets Securities Fund (Class I) of the Franklin Templeton Variable Insurance Products Trust was replaced with the MFS(R) Emerging Markets Equity Portfolio (Class A) of the Met Investors Series Trust.

Effective as of November 10, 2008, the Strategic Growth and Income Portfolio, the Strategic Conservative Growth Portfolio and the Strategic Growth Portfolio of the Met Investors Series Trust merged into the MetLife Balanced Strategy Portfolio, the MetLife Growth Strategy Portfolio and the MetLife Aggressive Strategy Portfolio, respectively.

Effective as of May 4, 2009, the Capital Guardian U.S. Equity Portfolio (Class A and Class B) of the Metropolitan Series Fund, Inc. merged into the Pioneer Fund Portfolio (Class A) of the Met Investors Series Trust; the Met/AIM Capital Appreciation Portfolio (Class A) of the Met Investors Series Trust merged into the BlackRock Legacy Large Cap Growth Portfolio (Class A) of the Metropolitan Series Fund, Inc.; and the PIMCO VIT Total Return Portfolio (Administrative Class) of the PIMCO Variable Insurance Trust was replaced with the PIMCO Total Return Portfolio (Class A) of the Met Investors Series Trust.

Effective as of May 3, 2010, the assets in the Class B shares of the following investment portfolios, which has been closed to new investment, were transferred to the Class A shares of those investment portfolios: the Lord Abbett Bond Debenture Portfolio and the Lord Abbett Growth and Income Portfolio of the Met Investors Series Trust, and the T. Rowe Price Large Cap Growth Portfolio of the Metropolitan Series Fund, Inc.

Effective as of May 3, 2010, the Putnam VT Growth and Income Fund (Class IA) was replaced by the Lord Abbett Growth and Income Portfolio (Class A) of the Met Investors Series Trust.

Effective as of September 24, 2010, the Putnam VT Vista Fund (Class IA) of the Putnam Variable Trust merged into the Putnam VT Multi-Cap Growth Fund (Class
IA) of the Putnam Variable Trust.

Effective as of May 2, 2011, the Legg Mason Value Equity Portfolio (Class B) of the Met Investors Series Trust merged into the Legg Mason ClearBridge Aggressive Growth Portfolio (Class A) of the Met Investors Series Trust.

Effective as of April 30, 2012, the Oppenheimer Capital Appreciation Portfolio of the Met Investors Series Trust merged into the Jennison Growth Portfolio of the Metropolitan Series Fund.

Effective as of April 29, 2013, the MLA Mid Cap Portfolio (formerly Lazard Mid Cap Portfolio) of the Met Investors Series Trust merged into the Neuberger Berman Genesis Portfolio of the Metropolitan Series Fund.

Effective as of April 28, 2014, the MetLife Defensive Strategy Portfolio and the MetLife Moderate Strategy Portfolio of the Met Investors Series Trust merged into the MetLife Asset Allocation 40 Portfolio of the Metropolitan Series Fund.

Effective as of April 28, 2014, the MetLife Balanced Strategy Portfolio and the MetLife Growth Strategy Portfolio of the Met Investors Series Trust merged, respectively, into the MetLife Asset Allocation 60 Portfolio and the MetLife Asset Allocation 80 Portfolio of the Metropolitan Series Fund.

APPENDIX B
PARTICIPATING INVESTMENT PORTFOLIOS
PART 1. INVESTMENT OBJECTIVES

Below is a listing of the investment advisers and subadvisers, if any, and the investment objectives of each investment portfolio available under the contract. The fund prospectuses contain more complete information, including a description of the investment objectives, policies, restrictions and risks. THERE CAN BE NO ASSURANCE THAT THE INVESTMENT OBJECTIVES WILL BE ACHIEVED.

CERTAIN PORTFOLIOS MAY NOT BE AVAILABLE WITH YOUR CONTRACT. SEE PART 2 OF THIS APPENDIX FOR A LIST OF THE PORTFOLIOS AVAILABLE WITH YOUR CONTRACT.

INVESTMENT PORTFOLIO                   INVESTMENT OBJECTIVE                               INVESTMENT ADVISER/SUBADVISER
-----------------------------------------------------------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS
 (INVESCO VARIABLE INSURANCE
 FUNDS) -- SERIES I
  Invesco V.I. International Growth    Seeks long-term growth of capital.                 Invesco Advisers, Inc.
   Fund
FIDELITY(R) VARIABLE INSURANCE
 PRODUCTS -- SERVICE CLASS 2
  Equity-Income Portfolio              Seeks reasonable income. The fund will also        Fidelity Management & Research
                                       consider the potential for capital appreciation.   Company
                                       The fund's goal is to achieve a yield which        Subadviser: FMR Co., Inc.
                                       exceeds the composite yield on the securities
                                       comprising the S&P 500(R) Index.
FRANKLIN TEMPLETON VARIABLE
 INSURANCE PRODUCTS TRUST --
 CLASS 1
  Templeton Foreign VIP Fund           Seeks long-term capital growth.                    Templeton Investment Counsel,
                                                                                          LLC
MET INVESTORS SERIES TRUST
  Clarion Global Real Estate           Seeks total return through investment in real      MetLife Advisers, LLC
   Portfolio -- Class A                estate securities, emphasizing both capital        Subadviser: CBRE Clarion
                                       appreciation and current income.                   Securities LLC
  ClearBridge Aggressive Growth        Seeks capital appreciation.                        MetLife Advisers, LLC
   Portfolio -- Class A                                                                   Subadviser: ClearBridge
                                                                                          Investments, LLC
  Invesco Comstock Portfolio --        Seeks capital growth and income.                   MetLife Advisers, LLC
   Class B                                                                                Subadviser: Invesco Advisers, Inc.
  Invesco Mid Cap Value Portfolio --   Seeks high total return by investing in equity     MetLife Advisers, LLC
   Class A                             securities of mid-sized companies.                 Subadviser: Invesco Advisers, Inc.
  Invesco Small Cap Growth             Seeks long-term growth of capital.                 MetLife Advisers, LLC
   Portfolio -- Class A                                                                   Subadviser: Invesco Advisers, Inc.
  Lord Abbett Bond Debenture           Seeks high current income and the opportunity for  MetLife Advisers, LLC
   Portfolio -- Class A                capital appreciation to produce a high total       Subadviser: Lord, Abbett & Co.
                                       return.                                            LLC
  MFS(R) Emerging Markets Equity       Seeks capital appreciation.                        MetLife Advisers, LLC
   Portfolio -- Class A                                                                   Subadviser: Massachusetts
                                                                                          Financial Services Company
  MFS(R) Research International        Seeks capital appreciation.                        MetLife Advisers, LLC
   Portfolio -- Class A                                                                   Subadviser: Massachusetts
                                                                                          Financial Services Company
  Morgan Stanley Mid Cap Growth        Seeks capital appreciation.                        MetLife Advisers, LLC
   Portfolio -- Class A                                                                   Subadviser: Morgan Stanley
                                                                                          Investment Management Inc.
  PIMCO Total Return Portfolio --      Seeks maximum total return, consistent with the    MetLife Advisers, LLC
   Class A                             preservation of capital and prudent investment     Subadviser: Pacific Investment
                                       management.                                        Management Company LLC

INVESTMENT PORTFOLIO                    INVESTMENT OBJECTIVE                               INVESTMENT ADVISER/SUBADVISER
--------------------------------------------------------------------------------------------------------------------------------
  Pioneer Fund Portfolio -- Class A     Seeks reasonable income and capital growth.        MetLife Advisers, LLC
                                                                                           Subadviser: Pioneer Investment
                                                                                           Management, Inc.
  T. Rowe Price Large Cap Value         Seeks long-term capital appreciation by investing  MetLife Advisers, LLC
   Portfolio -- Class A                 in common stocks believed to be undervalued.       Subadviser: T. Rowe Price
                                        Income is a secondary objective.                   Associates, Inc.
  T. Rowe Price Mid Cap Growth          Seeks long-term growth of capital.                 MetLife Advisers, LLC
   Portfolio -- Class B                                                                    Subadviser: T. Rowe Price
                                                                                           Associates, Inc.
  Third Avenue Small Cap Value          Seeks long-term capital appreciation.              MetLife Advisers, LLC
   Portfolio -- Class B                                                                    Subadviser: Third Avenue
                                                                                           Management LLC
METROPOLITAN SERIES FUND
  Baillie Gifford International Stock   Seeks long-term growth of capital.                 MetLife Advisers, LLC
   Portfolio -- Class B                                                                    Subadviser: Baillie Gifford Overseas
                                                                                           Limited
  BlackRock Bond Income Portfolio       Seeks a competitive total return primarily from    MetLife Advisers, LLC
   -- Class A                           investing in fixed-income securities.              Subadviser: BlackRock Advisors,
                                                                                           LLC
  BlackRock Capital Appreciation        Seeks long-term growth of capital.                 MetLife Advisers, LLC
   Portfolio -- Class A                                                                    Subadviser: BlackRock Advisors,
                                                                                           LLC
  BlackRock Money Market Portfolio      Seeks a high level of current income consistent    MetLife Advisers, LLC
   -- Class A                           with preservation of capital.                      Subadviser: BlackRock Advisors,
                                                                                           LLC
  Jennison Growth Portfolio --          Seeks long-term growth of capital.                 MetLife Advisers, LLC
   Class A                                                                                 Subadviser: Jennison Associates
                                                                                           LLC
  Loomis Sayles Small Cap Growth        Seeks long-term capital growth.                    MetLife Advisers, LLC
   Portfolio -- Class B                                                                    Subadviser: Loomis, Sayles &
                                                                                           Company, L.P.
  MetLife Stock Index Portfolio --      Seeks to track the performance of the Standard &   MetLife Advisers, LLC
   Class A                              Poor's 500(R) Composite Stock Price Index.         Subadviser: MetLife Investment
                                                                                           Management, LLC
  Neuberger Berman Genesis              Seeks high total return, consisting principally    MetLife Advisers, LLC
   Portfolio -- Class A                 of capital appreciation.                           Subadviser: Neuberger Berman
                                                                                           Management LLC
  T. Rowe Price Large Cap Growth        Seeks long-term growth of capital.                 MetLife Advisers, LLC
   Portfolio -- Class A                                                                    Subadviser: T. Rowe Price
                                                                                           Associates, Inc.
  T. Rowe Price Small Cap Growth        Seeks long-term capital growth.                    MetLife Advisers, LLC
   Portfolio -- Class A                                                                    Subadviser: T. Rowe Price
                                                                                           Associates, Inc.
  Western Asset Management              Seeks to maximize total return consistent with     MetLife Advisers, LLC
   Strategic Bond Opportunities         preservation of capital.                           Subadviser: Western Asset
   Portfolio -- Class A                                                                    Management Company
  WMC Core Equity Opportunities         Seeks to provide a growing stream of income over   MetLife Advisers, LLC
   Portfolio -- Class E                 time and, secondarily, long-term capital           Subadviser: Wellington
                                        appreciation and current income.                   Management Company, LLP
PIMCO VARIABLE INSURANCE
 TRUST -- ADMINISTRATIVE CLASS
  PIMCO High Yield Portfolio            Seeks maximum total return, consistent with        Pacific Investment Management
                                        preservation of capital and prudent investment     Company LLC
                                        management.
  PIMCO Low Duration Portfolio          Seeks maximum total return, consistent with        Pacific Investment Management
                                        preservation of capital and prudent investment     Company LLC
                                        management.
PUTNAM VARIABLE TRUST --
 CLASS IA
  Putnam VT Multi-Cap Growth            Seeks long-term capital appreciation.              Putnam Investment Management,
   Fund                                                                                    LLC

INVESTMENT PORTFOLIO                   INVESTMENT OBJECTIVE                               INVESTMENT ADVISER/SUBADVISER
------------------------------------------------------------------------------------------------------------------------
RUSSELL INVESTMENT FUNDS
  Aggressive Equity Fund               Seeks to provide long term capital growth.         Russell Investment Management
                                                                                          Company
  Core Bond Fund                       Seeks to provide current income, and as a          Russell Investment Management
                                       secondary objective, capital appreciation.         Company
  Global Real Estate Securities Fund   Seeks to provide current income and long-term      Russell Investment Management
                                       capital growth.                                    Company
  Multi-Style Equity Fund              Seeks to provide long term capital growth.         Russell Investment Management
                                                                                          Company
  Non-U.S. Fund                        Seeks to provide long term capital growth.         Russell Investment Management
                                                                                          Company
MET INVESTORS SERIES TRUST --
 CLASS B
  MetLife Asset Allocation 100         Seeks growth of capital.                           MetLife Advisers, LLC
   Portfolio
  SSgA Growth and Income ETF           Seeks growth of capital and income.                MetLife Advisers, LLC
   Portfolio                                                                              Subadviser: SSgA Funds
                                                                                          Management, Inc.
  SSgA Growth ETF Portfolio            Seeks growth of capital.                           MetLife Advisers, LLC
                                                                                          Subadviser: SSgA Funds
                                                                                          Management, Inc.
METROPOLITAN SERIES FUND --
 CLASS B
  MetLife Asset Allocation 20          Seeks a high level of current income, with growth  MetLife Advisers, LLC
   Portfolio                           of capital as a secondary objective.
  MetLife Asset Allocation 40          Seeks high total return in the form of income and  MetLife Advisers, LLC
   Portfolio                           growth of capital, with a greater emphasis on
                                       income.
  MetLife Asset Allocation 60          Seeks a balance between a high level of current    MetLife Advisers, LLC
   Portfolio                           income and growth of capital, with a greater
                                       emphasis on growth of capital.
  MetLife Asset Allocation 80          Seeks growth of capital.                           MetLife Advisers, LLC
   Portfolio

APPENDIX B
PARTICIPATING INVESTMENT PORTFOLIOS
PART 2. PORTFOLIOS AVAILABLE WITH YOUR CONTRACT


If you purchased the RUSSELL-SELECT VARIABLE ANNUITY, the following portfolios are available:

METROPOLITAN SERIES FUND

   BlackRock Money Market Portfolio (Class A)

RUSSELL INVESTMENT FUNDS

   Aggressive Equity Fund
   Core Bond Fund
   Global Real Estate Securities Fund
   Multi-Style Equity Fund
   Non-U.S. Fund
--------------------------------------------------------------------------------

If you purchased the CUSTOM-SELECT VARIABLE ANNUITY, the following portfolios are available:

AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS) (SERIES I)

   Invesco V.I. International Growth Fund

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST (CLASS 1)

   Templeton Foreign VIP Fund

MET INVESTORS SERIES TRUST (CLASS A (OR CLASS B AS NOTED))

   Clarion Global Real Estate Portfolio
   ClearBridge Aggressive Growth Portfolio
   Invesco Comstock Portfolio (Class B)
   Invesco Mid Cap Value Portfolio
   Invesco Small Cap Growth Portfolio
   Lord Abbett Bond Debenture Portfolio
   MetLife Asset Allocation 100 Portfolio (Class B)
   MFS(R) Emerging Markets Equity Portfolio
   MFS(R) Research International Portfolio
   Morgan Stanley Mid Cap Growth Portfolio
   PIMCO Total Return Portfolio
   Pioneer Fund Portfolio
   SSgA Growth and Income ETF Portfolio (Class B)
   SSgA Growth ETF Portfolio (Class B)
   T. Rowe Price Large Cap Value Portfolio

METROPOLITAN SERIES FUND (CLASS A (OR CLASS B AS NOTED))

   BlackRock Bond Income Portfolio
   BlackRock Capital Appreciation Portfolio
   BlackRock Money Market Portfolio
   Jennison Growth Portfolio
   MetLife Asset Allocation 20 Portfolio (Class B)
   MetLife Asset Allocation 40 Portfolio (Class B)
   MetLife Asset Allocation 60 Portfolio (Class B)
   MetLife Asset Allocation 80 Portfolio (Class B)
   Neuberger Berman Genesis Portfolio
   T. Rowe Price Large Cap Growth Portfolio
   T. Rowe Price Small Cap Growth Portfolio
   Western Asset Management Strategic Bond
     Opportunities Portfolio

PUTNAM VARIABLE TRUST (CLASS IA)

   Putnam VT Multi-Cap Growth Fund

CLOSED PORTFOLIOS FOR THIS PRODUCT*
   DWS Government & Agency Securities VIP
     (Class A) 5/1/02
   Third Avenue Small Cap Value Portfolio
     (Class A) 5/1/05
--------------------------------------------------------------------------------

If you purchased the NAVIGATOR-SELECT VARIABLE ANNUITY, the following portfolios are available:

AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS) (SERIES I)

   Invesco V.I. International Growth Fund

FIDELITY(R) VARIABLE INSURANCE PRODUCTS (SERVICE CLASS 2)

   Equity-Income Portfolio

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST (CLASS 1)

   Templeton Foreign VIP Fund

MET INVESTORS SERIES TRUST (CLASS A (OR CLASS B AS NOTED))

   Clarion Global Real Estate Portfolio
   ClearBridge Aggressive Growth Portfolio
   Invesco Comstock Portfolio (Class B)

   Invesco Mid Cap Value Portfolio
   Invesco Small Cap Growth Portfolio
   Lord Abbett Bond Debenture Portfolio
   MetLife Asset Allocation 100 Portfolio (Class B)
   MFS(R) Emerging Markets Equity Portfolio
   MFS(R) Research International Portfolio
   Morgan Stanley Mid Cap Growth Portfolio
   PIMCO Total Return Portfolio
   Pioneer Fund Portfolio
   SSgA Growth and Income ETF Portfolio (Class B)
   SSgA Growth ETF Portfolio (Class B)
   T. Rowe Price Large Cap Value Portfolio
   T. Rowe Price Mid Cap Growth Portfolio (Class B)
   Third Avenue Small Cap Value Portfolio (Class B)

METROPOLITAN SERIES FUND (CLASS A (OR CLASS B OR CLASS E AS NOTED))

   Baillie Gifford International Stock Portfolio (Class B)
   BlackRock Bond Income Portfolio
   BlackRock Capital Appreciation Portfolio
   BlackRock Money Market Portfolio
   Jennison Growth Portfolio
   Loomis Sayles Small Cap Growth Portfolio (Class B)
   MetLife Asset Allocation 20 Portfolio (Class B)
   MetLife Asset Allocation 40 Portfolio (Class B)
   MetLife Asset Allocation 60 Portfolio (Class B)
   MetLife Asset Allocation 80 Portfolio (Class B)
   MetLife Stock Index Portfolio

   Neuberger Berman Genesis Portfolio
   T. Rowe Price Large Cap Growth Portfolio
   T. Rowe Price Small Cap Growth Portfolio
   Western Asset Management Strategic Bond
     Opportunities Portfolio
   WMC Core Equity Opportunities Portfolio (Class E)

PIMCO VARIABLE INSURANCE TRUST (ADMINISTRATIVE CLASS)

   PIMCO High Yield Portfolio
   PIMCO Low Duration Portfolio

PUTNAM VARIABLE TRUST (CLASS IA)

   Putnam VT Multi-Cap Growth Fund

CLOSED PORTFOLIOS FOR THIS PRODUCT*

   DWS Government & Agency Securities VIP
     (Class A) 5/1/02
   T. Rowe Price Mid Cap Growth Portfolio
     (Class A) 5/1/04
   Third Avenue Small Cap Value Portfolio
     (Class A) 5/1/05
--------------------------------------------------------------------------------

* These portfolios are closed for allocations of new purchase payments or transfers of account value (excluding rebalancing and dollar cost averaging programs in existence at the time of closing).